Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 3,000		$ (235,630)		$ (232,630)
Balance, shares at Dec. 31, 2017	3,000,000
Sale of common stock - investors in the IPO, net of offering costs	$ 1,313	5,313,863			5,315,176
Sale of common stock - investors in the IPO, net of offering costs, shares	1,312,520
Issuance of common stock to employees	$ 104	559,395			559,499
Issuance of common stock to employees, shares	103,636
Issuance of common stock to note holders	$ 33	167,467			167,500
Issuance of common stock to note holders, shares	33,500
Issuance of common stock to vendors for services	$ 159	800,841			801,000
Issuance of common stock to vendors for services, shares	158,797
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness	$ 557	3,383,728			3,384,285
Acquisition of Edison Nation Holdings, LLC - issuance of common stock to satisfy indebtedness, shares	557,084
Acquisition of Cloud B, Inc. - issuance of common stock	$ 489	2,663,711			2,664,200
Acquisition of Cloud B, Inc. - issuance of common stock, shares	489,293
Acquisition of Cloud B, Inc. - noncontrolling interest				1,158,000	1,158,000
Acquisition of Best Party Concepts, LLC - deemed distribution and noncontrolling interest		(692,533)		(192,533)	(885,066)
Acquisition of Pirasta, LLC - deemed distribution		(188,552)			(188,552)
Beneficial conversion option on indebtedness related to acquisition of Edison Nation Holdings, LLC		500,000			500,000
Shares reserved for future issuance of common stock to sellers of Edison Nation Holdings, LLC		6,014,250			6,014,250
Stock-based compensation		2,025,994			2,025,994
Issuance of common stock asset acquisition- HMNRTH	$ 557	3,383,728			3,384,285
Issuance of common stock asset acquisition- HMNRTH, shares	557,084
Net (loss) income			(5,330,126)	(13,891)	(5,344,017)
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Issuance of common stock to note holders	$ 50	173,250			173,300
Issuance of common stock to note holders, shares	50,000
Issuance of common stock to vendors for services	$ 33	141,092			141,125
Issuance of common stock to vendors for services, shares	33,000
Stock-based compensation		274,406			274,406
Net (loss) income			(3,170,707)	17,245	(3,153,462)
Balance at Jun. 30, 2019	$ 5,738	21,136,912	(8,736,463)	968,821	13,375,008
Balance, shares at Jun. 30, 2019	5,737,830
Balance at Dec. 31, 2018	$ 5,655	20,548,164	(5,565,756)	951,576	15,939,639
Balance, shares at Dec. 31, 2018	5,654,830
Sale of common stock - investors in the IPO, net of offering costs	$ 1,175	2,038,128			2,039,303
Sale of common stock - investors in the IPO, net of offering costs, shares	1,175,000
Issuance of common stock to employees	$ 3	8,847			8,850
Issuance of common stock to employees, shares	3,000
Issuance of common stock to note holders	$ 286	386,994			387,280
Issuance of common stock to note holders, shares	286,005
Issuance of common stock to vendors for services	$ 292	738,008			738,300
Issuance of common stock to vendors for services, shares	291,736
Stock-based compensation		1,248,121			1,248,121
Issuance of common stock - Uber Mom in connection with acquisition of assets	$ 45	98,568			98,613
Issuance of common stock - Uber Mom in connection with acquisition of assets, shares	45,000
Issuance of common stock upon the conversion of debt	$ 560	1,119,810			1,120,370
Issuance of common stock upon the conversion of debt, shares	560,185
Issuance of warrants to noteholders and beneficial conversion option		72,936			72,936
Net (loss) income			(12,929,706)	(1,269,274)	(14,198,980)
Balance at Dec. 31, 2019	$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019	8,015,756
Balance at Mar. 31, 2019	$ 5,680	20,859,158	(7,001,046)	1,008,469	14,872,261
Balance, shares at Mar. 31, 2019	5,680,330
Issuance of common stock to note holders	$ 35	99,165			99,200
Issuance of common stock to note holders, shares	35,000
Issuance of common stock to vendors for services	$ 23	88,602			88,625
Issuance of common stock to vendors for services, shares	22,500
Stock-based compensation		89,987			89,987
Net (loss) income			(1,735,417)	(39,648)	(1,775,065)
Balance at Jun. 30, 2019	$ 5,738	21,136,912	(8,736,463)	968,821	13,375,008
Balance, shares at Jun. 30, 2019	5,737,830
Balance at Dec. 31, 2019	$ 8,016	26,259,576	(18,495,462)	(317,698)	7,454,432
Balance, shares at Dec. 31, 2019	8,015,756
Issuance of common stock to note holders	$ 439	789,575			790,014
Issuance of common stock to note holders, shares	439,400
Stock-based compensation		1,068,380			1,068,380
Issuance of warrants to noteholders and beneficial conversion option		1,018,953			1,018,953
Returned common stock from noteholder	$ (153)	153
Returned common stock from noteholder, shares	(153,005)
Issuance of common stock to consultants	$ 866	561,896			562,762
Issuance of common stock to consultants, shares	866,250
Divestiture of Cloud B				(26,392)	(26,392)
Issuance of common stock for divestiture	$ 150	404,850			405,000
Issuance of common stock for divestiture, shares	150,000
Issuance of common stock for Global Clean Solutions, LLC acquisition	$ 300	698,700			699,000
Issuance of common stock for Global Clean Solutions, LLC acquisition	300,000
Distributions				(699,000)	(699,000)
Net (loss) income			(354,888)	22,241	(332,647)
Balance at Jun. 30, 2020	$ 9,618	30,802,083	(18,850,350)	(1,020,849)	10,940,502
Balance, shares at Jun. 30, 2020	9,618,401
Balance at Mar. 31, 2020	$ 8,677	28,790,704	(17,225,970)	(344,090)	11,229,321
Balance, shares at Mar. 31, 2020	8,676,501
Issuance of common stock to note holders	$ 279	588,411			588,690
Issuance of common stock to note holders, shares	279,400
Stock-based compensation		319,630			319,630
Issuance of common stock to consultants	$ 212	(212)
Issuance of common stock to consultants, shares	212,500
Issuance of common stock for divestiture	$ 150	404,850			405,000
Issuance of common stock for divestiture, shares	150,000
Issuance of common stock for Global Clean Solutions, LLC acquisition	$ 300	698,700			699,000
Issuance of common stock for Global Clean Solutions, LLC acquisition	300,000
Distributions				(699,000)	(699,000)
Net (loss) income			(1,624,380)	22,241	(1,602,139)
Balance at Jun. 30, 2020	$ 9,618	$ 30,802,083	$ (18,850,350)	$ (1,020,849)	$ 10,940,502
Balance, shares at Jun. 30, 2020	9,618,401